CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Research and development	$ 321,439	$ 217,868	$ 531,116	$ 1,010,268
General and administrative	782,846	656,216	1,930,967	2,087,637
Total operating expenses	1,104,285	874,084	2,462,083	3,097,905
Other income (expense), net:
Research & development tax credit	0	2,940	15,911	24,520
Interest income	164	307	1,102	2,186
Extinguishment of research liability			240,000	0
Interest expense	(1,920,146)	(32,055)	(441,720)	(611,386)
Change in warrant liability	223,172	0	1,095,282	0
Other income (expense), net	10	0
Total other expense, net	(1,696,801)	(28,808)	910,575	(584,680)
Net Loss	(2,801,086)	(902,892)	(1,551,508)	(3,682,585)
Deemed dividend on preferred stock	(8,222,008)	0
Net income attributable to non-controlling interests	(5,177)	(58,948)	(222,484)	(196,862)
Net (loss) attributable to Eyegate Pharmaceuticals, Inc. stockholders	(11,028,271)	(961,840)	(1,773,992)	(3,879,447)
Net loss per common share - basic and diluted	$ (3.23)	$ (0.47)	$ (9.20)	$ (21.03)
Weighted average shares outstanding - basic and diluted	3,417,509	2,025,527	192,873	184,431
Net loss	(2,801,086)	(902,892)	(1,551,508)	(3,682,585)
Other comprehensive income (loss):
Foreign currency translation adjustments	51,325	8,994	5,510	22,637
Comprehensive income (loss)	(2,749,761)	(911,886)	5,510	22,637
Less:
Net income attributable to non-controlling interests	(5,177)	(58,948)	(222,484)	(196,862)
Other comprehensive (income) loss attributable to non-controlling interests	32,967	(6,819)	(1,889)	(8,827)
Comprehensive income attributable to non-controlling interests	27,790	(65,767)	(224,373)	(205,689)
Comprehensive loss attributable to Eyegate Pharmaceuticals, Inc. stockholders	$ (2,721,971)	$ (959,665)	$ (1,770,371)	$ (3,865,637)